Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,964	$ 5,241
Accounts receivable, net	3,428	2,834
Unbilled accounts receivable	475	1,401
Inventories	9,080	7,435
Prepaid expenses and other current assets	1,132	1,040
Total current assets	16,079	17,951
Equipment, furniture and leasehold improvements, net	8,802	8,980
Intangibles and other assets	241	282
Total assets	25,122	27,213
Current liabilities:
Accounts payable	1,272	1,432
Accrued compensation	1,285	1,528
Revolving credit facility, net	920	1,689
Other accrued expenses	492	1,069
Deferred Revenue	988	445
Other current liabilities	566	590
Total current liabilities	5,523	6,753
Commitments and contingencies (Note 8)
Shareholders' equity:
Preferred stock, $.001 par value: authorized 10,000,000 shares: Series B Convertible Preferred stock, (liquidation preference of $5,659) stated value $1,000 per share, $.001 par value: 10,000 shares designated and 5,659 issued and outstanding as of September 30, 2017 and December 31, 2016
Common stock, $.001 par value: authorized 200,000,000 shares, issued 35,134,655 shares, outstanding 34,972,589 shares as of September 30, 2017 and issued 31,788,582 shares, outstanding 31,626,516 shares as of December 31, 2016	35	32
Additional paid-in capital	246,312	239,915
Accumulated deficit	(226,248)	(218,987)
Treasury stock, 162,066 shares as of September 30, 2017 and December 31, 2016	(500)	(500)
Total shareholders' equity	19,599	20,460
Total liabilities and shareholders' equity	$ 25,122	$ 27,213